COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	Maturity	June 30, 2025
			US$’000
Non-current
Collaboration Interest-bearing Advanced Funding	7.22	No specific maturity date	310,264